Note 18 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about exploration and evaluation assets [text block]
	Glen Hume	Connemara North	GG	Eagle Vulture, Mascot & Penzance	Sabiwa	Total

Balance at January 1, 2019	–	–	3,347	3,344	276	6,967
- Consumables and drilling	–	–	6	(3)	–	3
- Contractor	–	–	36	57	–	93
- Labour	–	–	32	8	–	40
- Power	–	–	20	10	6	36
Balance at December 31, 2019	–	–	3,441	3,416	282	7,139

Balance at January 1, 2020	–	–	3,441	3,416	282	7,139
- Option payments	2,500	300	–	–	–	2,800
- Consumables and drilling	161	–	28	–	–	189
- Labour	–	–	35	11	–	46
- Power	–	–	19	3	2	24
Reallocate to assets held for sale (note 21.1) ~	–	–	–	(500)	–	(500)
Impairment ~	–	–	–	(2,930)	–	(2,930)
Balance at December 31, 2020	2,661	300	3,523	–	284	6,768